Exploration and Evaluation Assets - Schedule of Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	$ 320,210
Exploration and evaluation expense	(14,011)	$ (11,764)
Exploration and evaluation assets, end of year	191,865	320,210
Exploration and evaluation assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	320,210	358,935
Capital expenditures	4,490	2,948
Property acquisitions	0	1,523
Divestitures	0	(443)
Impairment	(113,058)	(7,822)
Property swaps	468	417
Exploration and evaluation expense	(14,011)	(11,764)
Transfers to oil and gas properties	(8,585)	(16,204)
Foreign currency translation	2,351	(7,380)
Exploration and evaluation assets, end of year	$ 191,865	$ 320,210